Deposits (Time Deposits) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Deposits [Abstract]
2012	$ 1,035,594
2013	236,549
2014	98,045
2015	66,353
2016	61,019
After 5 years	1,545
Total	$ 1,499,105	$ 1,973,903